                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 5/31

Date of reporting period: 5/31/08

Item 1. Reports to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Reserve Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of May 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 5/31/08

                                    A SHARES            B SHARES               C SHARES
                                  since 7/12/74       since 4/18/95          since 4/18/95
---------------------------------------------------------------------------------------------
                                                                W/MAX                  W/MAX
                                                                4.00%                  1.00%
AVERAGE ANNUAL                      W/O SALES      W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS                        CHARGES        CHARGES     CHARGE     CHARGES     CHARGE

Since Inception                       5.97%          2.94%       2.94%      2.77%       2.77%

10-year                               3.02           2.51        2.51       2.42        2.42

5-year                                2.51           2.00        1.73       2.07        2.07

1-year                                3.71           3.09       -0.91       3.09        2.09
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return includes a contingent deferred sales charge of 4.00 percent for Class B shares (in the first and second year and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.15 percent for Class A shares and up to 0.90 percent for Class B and C shares. The Since Inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. Periods of less than one year are not annualized.

Figures shown above assume reinvestment of all dividends and capital gains. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MAY 31, 2008

MARKET CONDITIONS

Credit and liquidity constraints, coupled with growing concerns about an economic recession made for an extremely volatile market throughout the one-year period under review. The Federal Open Market Committee (FOMC) made considerable efforts to support both the market and the economy, including reducing the federal funds target rate a total of 325 basis points to 2.00%. Although the FOMC remains concerned about the weakness in the U.S. economy, they are increasingly worried about inflation. In fact, Federal Reserve Bank of Dallas President Richard Fisher said he sees the U.S. economy slowing down in the near term, but not heading into recession, with inflation the greatest risk to the economy.

U.S. gross domestic product (GDP) growth for the first quarter of 2008 was recently revised modestly upward to 0.9 percent, slightly higher than the 0.6 percent rate for the fourth quarter of 2007. Despite the Federal Reserve's inflation concerns, the economy continues to show signs of weakness. Job growth for May 2008, as measured by non-farm payrolls, contracted by 49,000 jobs. Although this number was slightly above expectations, May was the fifth consecutive month of contracting payrolls, and the unemployment rate jumped to
5.5 percent. In addition, consumer confidence fell for five consecutive months to 57.2 in May, its lowest level since 1992.

PERFORMANCE ANALYSIS

For the 12-month period ended May 31, 2008, the Fund provided a total return of
3.71 percent (Class A shares). For the seven-day period ended May 31, 2008, the Fund provided an annualized yield of 1.81 percent, while its 30-day average annualized yield was 1.93 percent for the Class A shares.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MAY 31, 2008

---------------------------------------
      CLASS A   CLASS B   CLASS C

       3.71%     3.09%     3.09%
---------------------------------------

The performance for the three share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

As of the end of the period, the fund had net assets of approximately $614 million. The average maturity of the portfolio was 67 days.

Throughout the reporting period, the Fund continued to seek high liquidity and preservation of capital while generating a yield reflecting prevailing money market conditions. To do this, the management team continued its long-standing policy of purchasing only high quality, very liquid, money market securities. Reflecting this conservative approach, the Fund's portfolio did not contain any derivative securities during the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION AS OF 5/31/08
Commercial Paper                                                 45.0%
Certificates of Deposit                                          25.4
Repurchase Agreements                                            18.5
Government Agency Obligations                                     6.5
Floating Rate Notes                                               4.6

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at

       P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/1/07 - 5/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                               BEGINNING           ENDING         EXPENSES PAID
                                             ACCOUNT VALUE      ACCOUNT VALUE    DURING PERIOD*
                                           -----------------------------------------------------
                                                12/1/07            5/31/08       12/1/07-5/31/08
Class A
  Actual.................................      $1,000.00          $1,014.85           $4.43
  Hypothetical...........................       1,000.00           1,020.60            4.45
  (5% annual return before expenses)
Class B
  Actual.................................       1,000.00           1,011.82            7.44
  Hypothetical...........................       1,000.00           1,017.60            7.47
  (5% annual return before expenses)
Class C
  Actual.................................       1,000.00           1,011.84            7.44
  Hypothetical...........................       1,000.00           1,017.60            7.47
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.88%, 1.48% and 1.48% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008

PAR                                                                  YIELD ON
AMOUNT                                                               DATE OF     AMORTIZED
(000)      DESCRIPTION                                    MATURITY   PURCHASE       COST
--------------------------------------------------------------------------------------------
           COMMERCIAL PAPER  45.1%
$10,000    American Express Credit Corp. ...............  06/17/08    2.495%    $  9,988,978
 22,500    Bank of America Corp. .......................  09/23/08    2.632       22,314,750
  8,000    Bank of America Corp. .......................  10/22/08    2.850        7,910,704
  2,000    Barclays US Funding LLC......................  08/27/08    3.051        1,985,476
  5,000    CBA (Delaware) Finance, Inc. ................  06/26/08    2.727        4,990,590
  8,000    Citigroup Funding, Inc. .....................  08/18/08    2.832        7,951,293
 20,000    Citigroup Funding, Inc. .....................  08/04/08    3.024       19,893,333
 20,000    FCAR Owner Trust.............................  06/23/08    2.830       19,965,533
  7,500    General Electric Capital Corp. ..............  09/22/08    2.481        7,442,323
  2,000    General Electric Capital Corp. ..............  12/08/08    2.496        1,974,139
  2,000    General Electric Capital Corp. ..............  10/24/08    2.510        1,979,781
 10,000    General Electric Capital Corp. ..............  10/27/08    2.528        9,897,222
  4,000    General Electric Capital Corp. ..............  09/22/08    2.802        3,965,472
  2,500    General Electric Capital Corp. ..............  08/15/08    2.809        2,485,573
 15,000    HSBC Bank....................................  07/07/08    2.649       14,960,550
 14,000    HSBC Bank....................................  09/15/08    2.680       13,890,761
  8,338    ING America Insurance Corp. .................  06/19/08    2.687        8,326,869
  9,000    ING America Insurance Corp. .................  06/10/08    2.790        8,993,767
  5,000    JPMorgan Chase & Co. ........................  08/11/08    2.861        4,972,192
  7,000    New Center Asset Trust.......................  06/30/08    3.118        6,982,463
 10,000    Societe Generale, NA.........................  08/11/08    2.821        9,944,778
  5,000    Societe Generale, NA.........................  07/22/08    3.054        4,978,537
  3,000    Societe Generale, NA.........................  07/21/08    3.741        2,984,708
  4,000    Societe Generale, NA.........................  07/02/08    4.580        3,984,583
 23,000    SunTrust Banks, Inc. ........................  07/18/08    2.400       22,928,234
  5,000    Swedbank.....................................  09/25/08    2.826        4,954,889
  4,000    Swedbank.....................................  06/27/08    3.018        3,991,333
  8,000    Swedbank.....................................  11/14/08    3.047        7,889,333
  4,500    Swedbank.....................................  07/29/08    3.076        4,477,888
  7,000    Toyota Motor Credit Corp. ...................  08/25/08    2.902        6,952,731
 10,000    Toyota Motor Credit Corp. ...................  06/25/08    4.415        9,971,200
  6,700    UBS Finance (Delaware) LLC...................  09/12/08    2.753        6,647,955
  6,000    UBS Finance (Delaware) LLC...................  06/09/08    4.162        5,994,547
                                                                                ------------
           TOTAL COMMERCIAL PAPER............................................    276,572,485
                                                                                ------------

           CERTIFICATES OF DEPOSIT  25.5%
 10,000    Bank of Scotland PLC.........................  09/05/08    2.895       10,000,132
  9,000    Bank of the West.............................  06/02/08    2.540        9,000,035
 20,000    Bank of the West.............................  07/29/08    2.850       20,000,000
  5,000    Barclays Bank PLC............................  07/09/08    2.780        5,000,000
  4,000    Barclays Bank PLC............................  05/20/09    2.929        4,000,000
  7,000    Barclays Bank PLC............................  11/21/08    2.950        7,000,000
  5,000    Barclays Bank PLC............................  11/24/08    3.050        5,000,000
 25,000    Branch Banking & Trust.......................  11/25/08    2.760       25,000,000
  4,000    Fortis Bank..................................  07/21/08    2.610        4,000,000
 15,400    Harris, NA...................................  08/06/08    3.000       15,400,000
 10,000    Natixis......................................  07/31/08    2.750       10,000,000

See Notes to Financial Statements                                             11

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 continued

PAR                                                                  YIELD ON
AMOUNT                                                               DATE OF     AMORTIZED
(000)      DESCRIPTION                                    MATURITY   PURCHASE       COST
--------------------------------------------------------------------------------------------
           CERTIFICATES OF DEPOSIT (CONTINUED)
$ 5,000    Natixis......................................  08/04/08    3.000%    $  4,999,280
 10,000    Natixis......................................  08/04/08    3.040        9,997,899
  2,000    Societe Generale, NA.........................  06/24/08    2.940        2,000,000
  3,000    Toronto-Dominion Bank........................  08/13/08    2.730        3,000,000
  5,000    Toronto-Dominion Bank........................  08/29/08    2.920        5,000,000
 15,000    Union Bank of California, NA.................  06/30/08    2.660       15,000,000
  1,800    Wachovia Bank, NA............................  07/11/08    3.030        1,802,296
                                                                                ------------
           TOTAL CERTIFICATES OF DEPOSIT  25.5%..............................    156,199,642
                                                                                ------------

           REPURCHASE AGREEMENTS  18.5%
           Banc of America Securities ($75,000,000 par collateralized by U.S.
           Government obligations in a pooled cash account, interest rate of
           2.28%, dated 05/30/08, to be sold on 06/02/08 at $75,014,250).....     75,000,000
           Citigroup Global Markets, Inc. ($38,840,000 par collateralized by
           U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 05/30/08, to be sold on 06/02/08 at
           $38,847,283)......................................................     38,840,000
                                                                                ------------
           TOTAL REPURCHASE AGREEMENTS.......................................    113,840,000
                                                                                ------------

           GOVERNMENT AGENCY OBLIGATIONS  6.5%
 10,000    Federal Home Loan Bank.......................  10/24/08    2.050       10,099,061
 10,000    Federal Home Loan Bank.......................  10/03/08    2.212       10,000,000
 15,000    Federal Home Loan Mortgage Corp. ............  09/29/08    2.080       14,897,000
  5,000    Federal National Mortgage Association........  07/02/08    2.165        4,990,743
                                                                                ------------
           TOTAL GOVERNMENT AGENCY OBLIGATIONS...............................     39,986,804
                                                                                ------------

           FLOATING RATE NOTES  4.6%
  5,000    Bank of Nova Scotia..........................  05/06/09    3.170*       5,000,000
  5,000    Deutsche Bank, AG............................  01/21/09    2.809*       5,000,000
  7,000    Toyota Motor Credit Corp.....................  06/16/08    2.090*       7,000,051
  1,500    Wachovia Bank, NA............................  06/27/08    2.645*       1,499,954
  5,000    Wachovia Bank, NA............................  02/04/09    2.910*       5,000,000
  5,000    World Savings Bank, Fsb......................  06/20/08    2.592*       5,000,208
                                                                                ------------
           TOTAL FLOATING RATE NOTES.........................................     28,500,213
                                                                                ------------
TOTAL INVESTMENTS  100.2% (a)................................................    615,099,144
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)................................     (1,403,457)
                                                                                ------------

NET ASSETS  100.0%...........................................................   $613,695,687
                                                                                ============

Percentages are calculated as a percentage of net assets.

*   Yield in effect as of May 31, 2008.

(a) At May 31, 2008, cost is identical for both book and federal income tax purposes.

 12                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2008

ASSETS:
Total Investments, at amortized cost which approximates
  market value (including repurchase agreements of
  $113,840,000).............................................  $615,099,144
Cash........................................................       100,509
Receivables:
  Fund Shares Sold..........................................     2,622,106
  Interest..................................................     1,006,028
Other.......................................................       197,710
                                                              ------------
    Total Assets............................................   619,025,497
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     4,226,779
  Distributor and Affiliates................................       235,593
  Investment Advisory Fee...................................       214,806
  Income Distributions......................................        23,484
Trustees' Deferred Compensation and Retirement Plans........       278,841
Accrued Expenses............................................       350,307
                                                              ------------
    Total Liabilities.......................................     5,329,810
                                                              ------------
NET ASSETS..................................................  $613,695,687
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $613,705,965
Accumulated Undistributed Net Investment Income.............        (3,030)
Accumulated Net Realized Loss...............................        (7,248)
                                                              ------------
NET ASSETS..................................................  $613,695,687
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net Asset value, offering price and redemption price per
    share (Based on net assets of $461,824,876 and
    461,868,469 shares of beneficial interest issued and
    outstanding)............................................  $       1.00
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $94,442,890 and 94,453,433 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $57,427,921 and 57,452,264 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============

See Notes to Financial Statements                                             13

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended May 31, 2008

INVESTMENT INCOME:
Interest....................................................  $23,819,722
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    2,197,973
Distribution (12b-1) and Service Fees
  Class A...................................................      600,632
  Class B...................................................      732,201
  Class C...................................................      408,073
Transfer Agent Fees.........................................    1,587,842
Registration Fees...........................................      115,387
Accounting and Administrative Expenses......................      104,352
Reports to Shareholders.....................................       56,110
Trustees' Fees and Related Expenses.........................       35,153
Custody.....................................................       34,239
Professional Fees...........................................       31,108
Other.......................................................       30,066
                                                              -----------
    Total Expenses..........................................    5,933,136
    Expense Reduction.......................................      199,477
    Less Credits Earned on Cash Balances....................       84,679
                                                              -----------
    Net Expenses............................................    5,648,980
                                                              -----------
NET INVESTMENT INCOME.......................................  $18,170,742
                                                              ===========
NET REALIZED GAIN...........................................  $     3,020
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $18,173,762
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE          FOR THE
                                                             YEAR ENDED       YEAR ENDED
                                                            MAY 31, 2008     MAY 31, 2007
                                                            ------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................  $  18,170,742    $  19,670,465
Net Realized Gain.........................................          3,020              -0-
                                                            -------------    -------------
Change in Net Assets from Operations......................     18,173,762       19,670,465
                                                            -------------    -------------

Distributions from Net Investment Income:
  Class A Shares..........................................    (14,534,842)     (15,636,802)
  Class B Shares..........................................     (2,375,772)      (3,087,058)
  Class C Shares..........................................     (1,252,797)        (939,307)
                                                            -------------    -------------
Total Distributions.......................................    (18,163,411)     (19,663,167)
                                                            -------------    -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......         10,351            7,298
                                                            -------------    -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................    748,969,019      441,366,385
Net Asset Value of Shares Issued Through
  Dividend Reinvestment...................................     18,163,411       19,663,167
Cost of Shares Repurchased................................   (587,382,882)    (522,572,487)
                                                            -------------    -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    179,749,548      (61,542,935)
                                                            -------------    -------------
NET CHANGE IN NET ASSETS..................................    179,759,899      (61,535,637)
NET ASSETS:
Beginning of the Period...................................    433,935,788      495,471,425
                                                            -------------    -------------
End of the Period (Including accumulated undistributed net
  investment income of $(3,030) and $(4,589),
  respectively)...........................................  $ 613,695,687    $ 433,935,788
                                                            =============    =============

See Notes to Financial Statements                                             15

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED MAY 31,
CLASS A SHARES                                 ----------------------------------------------
                                                2008      2007      2006      2005      2004
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ------    ------    ------    ------    ------
  Net Investment Income......................    0.04(a)   0.04(a)   0.03(a)   0.01       -0-(b)
  Less Distributions from Net Investment
    Income...................................    0.04      0.04      0.03      0.01       -0-(b)
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ======    ======    ======    ======    ======

Total Return* (c)............................   3.71%     4.45%     3.13%     1.11%     0.24%
Net Assets at End of the Period (In
  millions)..................................  $461.9    $342.2    $379.5    $370.3    $452.1
Ratio of Expenses to Average Net Assets*
  (d)........................................   0.93%     0.99%     1.02%     0.97%     0.84%
Ratio of Net Investment Income to Average Net
  Assets*....................................   3.55%     4.36%     3.08%     1.07%     0.25%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (d).....................................     N/A       N/A       N/A       N/A     0.94%
   Ratio of Net Investment Income to Average
     Net Assets..............................     N/A       N/A       N/A       N/A     0.15%

(a) Based on average shares outstanding.

(b) Amount is less than $.01 per share.

(c) Assumes reinvestment of all distributions for the period and includes combined Rule 12b-1 fees and service fees of up to .15% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the years ended May 31, 2008, May 31, 2007 and May 31, 2006 and by .01% for the year ended May 31, 2005.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED MAY 31,
CLASS B SHARES                                   -------------------------------------------
                                                 2008     2007     2006      2005      2004
                                                 -------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......  $1.00    $1.00    $1.00    $ 1.00    $ 1.00
                                                 -----    -----    -----    ------    ------
  Net Investment Income........................   0.03(a)  0.04(a)  0.02(a)   0.01       -0-(b)
  Less Distributions from Net
    Investment Income..........................   0.03     0.04     0.02      0.01       -0-(b)
                                                 -----    -----    -----    ------    ------
NET ASSET VALUE, END OF THE PERIOD.............  $1.00    $1.00    $1.00    $ 1.00    $ 1.00
                                                 =====    =====    =====    ======    ======

Total Return* (c)..............................  3.09%    3.83%    2.51%     0.59%     0.06%
Net Assets at End of the Period (In
  millions)....................................  $94.4    $70.5    $91.8    $133.2    $214.0
Ratio of Expenses to Average Net Assets* (d)...  1.53%    1.59%    1.63%     1.47%     1.04%
Ratio of Net Investment Income to Average Net
  Assets*......................................  2.92%    3.76%    2.41%     0.51%     0.06%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (d).......................................  1.69%    1.75%    1.79%     1.72%     1.68%
   Ratio of Net Investment Income/Loss to
     Average Net Assets........................  2.76%    3.60%    2.25%     0.26%    (0.59%)

(a) Based on average shares outstanding.

(b) Amount is less than $.01 per share.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge (CDSC) of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the years ended May 31, 2008, May 31, 2007 and May 31, 2006 and by .01% for the year ended May 31, 2005.

See Notes to Financial Statements                                             17

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED MAY 31,
CLASS C SHARES                                 ----------------------------------------------
                                               2008     2007     2006       2005        2004
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $1.00    $1.00    $1.00      $1.00      $ 1.00
                                               -----    -----    -----      -----      ------
  Net Investment Income......................   0.03(a)  0.04(a)  0.02(a)    0.01         -0-(b)
  Less Distributions from Net Investment
    Income...................................   0.03     0.04     0.02       0.01         -0-(b)
                                               -----    -----    -----      -----      ------
NET ASSET VALUE, END OF THE PERIOD...........  $1.00    $1.00    $1.00      $1.00      $ 1.00
                                               =====    =====    =====      =====      ======

Total Return* (c)............................  3.09%    3.83%    2.56%(d)   0.64%(d)    0.29%(d)
Net Assets at End of the Period (In
  millions)..................................  $57.4    $21.3    $24.2      $30.5      $ 51.9
Ratio of Expenses to Average Net Assets*
  (e)........................................  1.52%    1.59%    1.58%(d)   1.42%(d)    0.89%(d)
Ratio of Net Investment Income to Average Net
  Assets*....................................  2.77%    3.76%    2.44%(d)   0.55%(d)    0.20%(d)
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (e).....................................  1.67%    1.75%    1.74%(d)   1.68%(d)    1.54%(d)
   Ratio of Net Investment Income/Loss to
     Average Net Assets......................  2.61%    3.60%    2.28%(d)   0.28%(d)   (0.44%)(d)

(a) Based on average shares outstanding.

(b) Amount is less than $.01 per share.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than .90% (See footnote 4).

(e) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the years ended May 31, 2008, May 31, 2007 and May 31, 2006 and by .01% for the year ended May 31, 2005.

 18                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Reserve Fund (the "Fund") is organized as a Delaware statutory trust. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek protection of capital and high current income. The Fund's investment adviser seeks to achieve this objective through investments in U.S. dollar denominated money market securities. The Fund commenced investment operations on July 12, 1974. The Fund offers Class A Shares, Class B Shares and Class C Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 continued

for Uncertainty in Income Taxes on November 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended May 31, 2008, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $8,792. At May 31, 2008, the Fund had an accumulated capital loss carryforward for tax purposes of $7,248, which will expire according to the following schedule:

AMOUNT                                                         EXPIRATION
$6,842......................................................  May 31, 2012
  406.......................................................  May 31, 2013

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares dividends daily from net investment income and automatically reinvests such dividends daily. Shareholders can elect to receive the cash equivalent of their daily dividends at each month end. The Fund distributes capital gains, if any, to shareholders at least annually.

    The tax character of distributions paid during the years ended May 31, 2008 and 2007 was as follows:

                                                                 2008           2007
Distributions paid from:
  Ordinary income...........................................  $18,175,822    $19,658,545

    Permanent differences, primarily due to the Fund's investment in other regulated investment companies, resulted in the following reclassifications among the Fund's components of net assets at May 31, 2008:

 ACCUMULATED NET    ACCUMULATED NET
INVESTMENT INCOME    REALIZED LOSS    CAPITAL
    $(5,772)            $5,772         $-0-

    As of May 31, 2008, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $279,747

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 continued

F. CREDITS EARNED ON CASH BALANCES During the year ended May 31, 2008, the Fund's custody and accounting fees were reduced by $34,239 and $50,440, respectively, as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $250 million..........................................     .450%
Next $500 million...........................................     .375
Next $500 million...........................................     .325
Next $250 million...........................................     .300
Next $250 million...........................................     .275
Next $500 million...........................................     .250
Next $500 million...........................................     .225
Next $12.25 billion.........................................     .200
Next $2.50 billion..........................................     .199
Next $7.50 billion..........................................     .198
Next $5.00 billion..........................................     .197
Over $30.00 billion.........................................     .196

    For the year ended May 31, 2008, the Fund recognized expenses of approximately $7,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended May 31, 2008, the Fund recognized expenses of approximately $45,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended May 31, 2008, the Fund recognized expenses of approximately $583,800 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $174,187 are included in

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 continued

"Other" assets on the Statement of Assets and Liabilities at May 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended May 31, 2008, Van Kampen, as Distributor for the Fund, received net commissions on redeemed shares which were subject to a contingent deferred sales charge (CDSC) of approximately $363,800. Sales charges do not represent expenses to the Fund.

3. CAPITAL TRANSACTIONS

For the years ended May 31, 2008 and 2007 transactions were as follows:

                                             FOR THE                         FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                          MAY 31, 2008                    MAY 31, 2007
                                  -----------------------------   -----------------------------
                                     SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   534,218,435    $ 534,218,435    346,626,463    $ 346,626,463
  Class B.......................    99,638,657       99,638,657     55,383,362       55,383,362
  Class C.......................   115,111,927      115,111,927     39,356,560       39,356,560
                                  ------------    -------------   ------------    -------------
Total Sales.....................   748,969,019    $ 748,969,019    441,366,385    $ 441,366,385
                                  ============    =============   ============    =============
Dividend Reinvestment:
  Class A.......................    14,534,842    $  14,534,842     15,716,331    $  15,716,331
  Class B.......................     2,375,772        2,375,772      3,052,932        3,052,932
  Class C.......................     1,252,797        1,252,797        893,904          893,904
                                  ------------    -------------   ------------    -------------
Total Dividend Reinvestment.....    18,163,411    $  18,163,411     19,663,167    $  19,663,167
                                  ============    =============   ============    =============
Repurchases:
  Class A.......................  (429,102,633)   $(429,102,633)  (399,633,318)   $(399,633,318)
  Class B.......................   (78,078,604)     (78,078,604)   (79,733,789)     (79,733,789)
  Class C.......................   (80,201,645)     (80,201,645)   (43,205,380)     (43,205,380)
                                  ------------    -------------   ------------    -------------
Total Repurchases...............  (587,382,882)   $(587,382,882)  (522,572,487)   $(522,572,487)
                                  ============    =============   ============    =============

4. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .15% of Class A average daily net assets and up to .90% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly. The Distributor is currently waiving a portion of the distribution and service fees for Class B Shares and Class C Shares. For the year ended May 31, 2008, the Distributor waived $199,477 of distribution and service fees. Due to the

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 continued

voluntary waiver, the aggregate distribution and service fees are currently .74% and .75% for Class B Shares and Class C Shares, respectively. This waiver is voluntary in nature and can be discontinued at any time.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $4,125,500 and $25,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

5. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of May 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

    On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN RESERVE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Reserve Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Reserve Fund (the "Fund") as of May 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Reserve Fund at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
July 14, 2008

VAN KAMPEN RESERVE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
552 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN RESERVE FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN RESERVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 1995  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN RESERVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN RESERVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN RESERVE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                   NUMBER OF
                                               TERM OF                              FUNDS IN
                                              OFFICE AND                              FUND
                                 POSITION(S)  LENGTH OF                             COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)   OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS      BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm      74       Trustee/Director/Managing
333 West Wacker Drive                         since 1995  of Skadden, Arps,                     General Partner of funds
Chicago, IL 60606                                         Slate, Meagher & Flom                 in the Fund Complex.
                                                          LLP, legal counsel to                 Director of the Abraham
                                                          funds in the Fund                     Lincoln Presidential
                                                          Complex.                              Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN RESERVE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Jerry W. Miller (47)          Principal Executive      Officer     President and Chief Executive Officer of Van Kampen
522 Fifth Avenue              Officer                  since 2008  Investments since June 2008. Central Division Director for
New York, NY 10036                                                 Morgan Stanley's Global Wealth Management Group from March
                                                                   2006 to June 2008. Previously, Chief Operating Officer of
                                                                   the global proprietary business of Merrill Lynch Investment
                                                                   Management from 2002 to 2006.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. since December 2007.
                                                                   Previously, Managing Director on the Management Committee
                                                                   and head of Municipal Portfolio Management and Liquidity at
                                                                   BlackRock from October 1991 to January 2007. Assistant Vice
                                                                   President municipal portfolio manager at Merrill Lynch from
                                                                   March 1985 to October 1991.

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

VAN KAMPEN RESERVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Reserve Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Reserve Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Reserve Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                  23, 133, 233
                                                                   RESANN 7/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-03539P-Y05/08

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in June 2007 and June 2008 and the general counsel's designee set forth in Exhibit C was amended in January 2008. All three editions of Exhibit B and both editions of Exhibit C are attached.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit 12(1).
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

          2008

                                               REGISTRANT    COVERED ENTITIES(1)
          AUDIT FEES........................   $23,100       N/A

          NON-AUDIT FEES
                    AUDIT-RELATED FEES......   $0            $750,000(2)
                    TAX FEES................   $2,100(3)     $59,185(4)
                    ALL OTHER FEES..........   $0            $283,291(5)
          TOTAL NON-AUDIT FEES..............   $2,100        $1,092,476

          TOTAL.............................   $25,200       $1,096,476


          2007

                                               REGISTRANT    COVERED ENTITIES(1)
          AUDIT FEES........................   $21,700       N/A

          NON-AUDIT FEES
                    AUDIT-RELATED FEES......   $0            $511,000(2)
                    TAX FEES................   $1,800(3)     $79,422(4)
                    ALL OTHER FEES..........   $0            $163,810(5)
          TOTAL NON-AUDIT FEES..............   $1,800        $754,232

          TOTAL.............................   $23,500       $754,232

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

          (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

          (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

          (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

------------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         -    Van Kampen Investments Inc.
         -    Van Kampen Asset Management
         -    Van Kampen Advisors Inc.
         -    Van Kampen Funds Inc.
         -    Van Kampen Investor Services Inc.
         -    Morgan Stanley Investment Management Inc.
         -    Morgan Stanley Trust Company
         -    Morgan Stanley Investment Management Ltd.
         -    Morgan Stanley Investment Management Company
         -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Reserve Fund

By:   /s/ Jerry W. Miller
     --------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Jerry W. Miller
     --------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

By:  /s/ Stuart N. Schuldt
     ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 17, 2008